Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Institutional Funds
Entity Central Index Key	0000865722
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Advisor Class
Shareholder Report [Line Items]
Fund Name	TIF Foreign Smaller Companies Series
Class Name	Advisor Class
Trading Symbol	TFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$109	1.10%
[1]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of TIF Foreign Smaller Companies Series (Fund) returned -2.49%. The Fund compares its performance to the MSCI AC World ex-U.S. Small Cap Index-NR, which returned 3.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, real estate and communication services sectors contributed to relative performance for the year.
↑	Geographically, stock selection in Canada and Japan contributed to relative returns.
↑	Asics (Japan), Tsumura (Japan), Johnson Health Tech (Taiwan), OneSpaWorld (Bahamas) and Topcon (Japan).

Top detractors from performance:
↓	Stock selection in the industrial, consumer staples and information technology sectors detracted from relative performance for the year.
↓	Geographically, stock selection and overweights in the Eurozone and Latin America detracted from relative returns.
↓	i-SENS (South Korea), Dexco (Brazil), Hana Microelectronics (South Korea), Sanlorenzo (Italy) and M. Dias Branco (Brazil).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-2.49	0.90	3.57
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI AC World ex-U.S. Small Cap Index-NR	3.36	4.30	5.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 111,846,256
Holdings Count | $ / shares	104	[2]
Advisory Fees Paid, Amount	$ 1,485,884
Investment Company Portfolio Turnover	29.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$111,846,256
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,485,884
Portfolio Turnover Rate	29.65%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Primary Shares
Shareholder Report [Line Items]
Fund Name	TIF International Equity Series
Class Name	Primary Shares
Trading Symbol	TFEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Primary Shares	$96	0.92%
[3]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Primary Shares of TIF International Equity Series (Fund) returned 8.40%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 5.53% and 3.82%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials, financials and industrials sectors contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Geographically, stock selection in Japan and the Eurozone contributed to relative returns. We continued to favor Japanese companies that, in our view, benefit from domestic tailwinds such as corporate reforms to boost returns on shareholder equity. The majority of our European holdings are globally focused, with a reach far outside their domestic market.

↑	Sumitomo Mitsui Financial Group (Japan), Hitachi (Japan), Deutsche Telekom (Germany), CRH (Ireland) and Standard Chartered (United Kingdom).

Top detractors from performance:
↓
Stock selection in the consumer discretionary and health care sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year. In health care, we remained focused on fundamentals, including free cash flow generation, cost discipline, earnings growth trajectories, competitive advantages and structural growth drivers.

↓
Geographically, lack of exposure to China and stock selection in the U.K. detracted. We maintained a zero weighting in China and do not believe recent stimulus measures are enough to address longer-term structural issues. Long-term fundamental analysis of individual companies has led us to favor indirect Chinese exposure and other Asian-market equities.

↓	Adecco Group (Switzerland), Kering (France), Samsung Electronics (South Korea), ICON (Ireland) and BP (United Kingdom).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Primary Shares	8.40	6.12	4.47
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Index-NR	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 101,339,074
Holdings Count | $ / shares	53	[4]
Advisory Fees Paid, Amount	$ 771,803
Investment Company Portfolio Turnover	30.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$101,339,074
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$771,803
Portfolio Turnover Rate	30.90%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Service Shares
Shareholder Report [Line Items]
Fund Name	TIF International Equity Series
Class Name	Service Shares
Trading Symbol	TFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$120	1.15%
[5]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Service Shares of TIF International Equity Series (Fund) returned 8.21%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 5.53% and 3.82%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials, financials and industrials sectors contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Geographically, stock selection in Japan and the Eurozone contributed to relative returns. We continued to favor Japanese companies that, in our view, benefit from domestic tailwinds such as corporate reforms to boost returns on shareholder equity. The majority of our European holdings are globally focused, with a reach far outside their domestic market.

↑	Sumitomo Mitsui Financial Group (Japan), Hitachi (Japan), Deutsche Telekom (Germany), CRH (Ireland) and Standard Chartered (United Kingdom).

Top detractors from performance:
↓
Stock selection in the consumer discretionary and health care sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year. In health care, we remained focused on fundamentals, including free cash flow generation, cost discipline, earnings growth trajectories, competitive advantages and structural growth drivers.

↓
Geographically, lack of exposure to China and stock selection in the U.K. detracted. We maintained a zero weighting in China and do not believe recent stimulus measures are enough to address longer-term structural issues. Long-term fundamental analysis of individual companies has led us to favor indirect Chinese exposure and other Asian-market equities.

↓	Adecco Group (Switzerland), Kering (France), Samsung Electronics (South Korea), ICON (Ireland) and BP (United Kingdom).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Service Shares	8.21	6.00	4.33
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Index-NR	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 101,339,074
Holdings Count | $ / shares	53	[6]
Advisory Fees Paid, Amount	$ 771,803
Investment Company Portfolio Turnover	30.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$101,339,074
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$771,803
Portfolio Turnover Rate	30.90%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The net expense ratio increased during the period primarily due to an increase in transfer agency fees.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 321-8563
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.